UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 19	☒

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENTCOMPANY ACT OF 1940            ☒

Post-Effective Amendment No. 21

SPARROW FUNDS – File Nos. 333-59877 and 811-08897

(Exact Name of Registrant as Specified In Charter)

11330 Olive Boulevard

Suite 230

St. Louis, MO63141

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (314) 725-6161

GeraldR.Sparrow

President

11330 Olive Boulevard, Suite 230

St. Louis, MO63141

(Name and Address of Agent for Service)

Copies to:

 JoAnnM.Strasser

ThompsonHine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio45202

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

  ☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of  Columbus, State of Ohio, on the 27thday of January, 2012.

Sparrow Funds

By:	/s/ JoAnnM.Strasser
JoAnnM.Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 27th, 2012.

GeraldR.Sparrow*

Trustee, President (Principal Executive Officer), and Treasurer (Principal Financial Officer/Principal Accounting Officer)

RichardPriest*

Trustee

DonaldD.Woodruff*

Trustee

By:/s/ JoAnnM.Strasser

*JoAnnM.Strasser, Attorney-in-Fact

Signed pursuant to Powers of Attorney filed with
Post-Effective Amendment No. 14 to the Registrant's
Registration Statement..

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase